Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss before income tax	$ (87,585)	$ (73,507)	$ (41,225)
Adjustments for non-monetary items
Depreciation	3,791	2,517	1,758
Amortization	1,780	1,092	632
Interest expense	639	658	1,224
Interest income	(1,324)	(20)	(96)
Gain on TriplePoint success fee	0	(430)	0
Expected credit loss allowance	(467)	(988)	763
Share-based compensation	13,613	8,514	1,359
Intangible assets write-off	73	30	226
Movements in provisions, pensions, and government grants	953	(23)	1,203
Research tax credit	(1,292)	(1,597)	(763)
Loss on disposal of property and equipment	0	22	0
Working capital changes
(Increase) decrease in accounts receivable	1,332	1,806	1,118
(Increase) decrease in prepaids and other assets	(977)	(2,330)	2,347
(Increase) decrease in inventory	(200)	(2,336)	536
Increase (decrease) in accounts payables, accrued expenses, deferred contract revenue, and other liabilities	(1,428)	8,980	(185)
Cash used in operating activities
Income tax received (paid)	0	(55)	153
Interest paid	(266)	(286)	(855)
Interest received	1,265	14	75
Net cash flows used in operating activities	(70,093)	(57,939)	(31,730)
Investing activities
Purchase of property and equipment	(4,097)	(2,683)	(450)
Acquisition of intangible assets	(464)	(130)	(318)
Capitalized development costs	(5,820)	(3,858)	(2,436)
Proceeds upon maturity of term deposits and short-term investments	78,533	21,878	0
Purchase of term deposits and short-term investments	(26,179)	(72,141)	(21,119)
Net cash flow provided from (used in) investing activities	41,973	(56,934)	(24,323)
Financing activities
Proceeds from exercise of share options	748	4,527	1,072
Proceeds from issuance of share capital, net of transaction costs	0	0	107,643
Proceeds from initial public offering, net of transaction costs	0	211,663	0
Proceeds from greenshoe, net of transaction costs	0	8,488	0
Proceeds from private placement, net of transaction costs	0	19,648	0
Payment of TriplePoint success fee	0	(2,468)	0
Proceeds from borrowings	0	0	15,839
Repayments of borrowings	0	(3,167)	(16,529)
Payments of principal portion of lease liabilities	(2,316)	(918)	(980)
Net cash flow (used in) provided from financing activities	(1,568)	237,773	107,045
Increase (decrease) in cash and cash equivalents	(29,688)	122,900	50,992
Effect of exchange differences on cash balances	(1,969)	(4,563)	5,564
Cash and cash equivalents at beginning of the year	192,962	74,625	18,069
Cash and cash equivalents at end of the year	$ 161,305	$ 192,962	$ 74,625